ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Details Narrative) - Bijie Yabei New Energy Automobile Co Ltd [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Multiemployer Plan [Line Items]
Loss on disposal of group of assets held for sale	$ 86,338
Other receivables	465,773
Accounts payable other current	$ 552,111